Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

10. GOODWILL

The changes in the carrying amount of goodwill by reporting units are presented in the table below:

	Technology	Mobility	Factory	Total
Balance at December 31, 2016	$12,623	$-	$-	$12,623
Business acquisitions (Note 3)	-	16,068	12,680	28,748
Currency translations	-	1,216	-	1,216
Balance at December 31, 2017	$12,623	$17,284	$12,680	$42,587

Goodwill recognized during the year ended December 31, 2017 totaled $30.0 million and related to the IRD, iCOMS, and VIZIYA acquisitions. Goodwill recognized during the year ended December 31, 2016 was $nil. See Note 3, Business Combinations.

In accordance with the FASB guidance related to goodwill and other intangible assets, the Company is required to assess the carrying amount of its goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred. The Company conducts its annual impairment test as at December 31 of each fiscal year. The reportable segments are also representative of the reporting units for purposes of its goodwill impairment testing. The Company has determined there have been no indicators of impairment during the year ended December 31, 2017.